Derivative Instruments - Additional Information (Detail)	Jun. 01, 2016 USD ($) vessel	Dec. 31, 2017 shares	Mar. 31, 2016 USD ($) agreement	Feb. 29, 2016 USD ($) agreement	Jan. 31, 2014 shares
Interest Rate Swap
Derivative [Line Items]
Number of interest rate derivatives held | agreement				9
Interest Rate Swap, October 2016 Through December 2020
Derivative [Line Items]
Number of interest rate derivatives held | agreement				4
Notional amount | $				$ 50,000,000
Interest rate swaps fixed rate				1.462%
Interest Rate Swap, Q1 2016 Through January 2021
Derivative [Line Items]
Number of interest rate derivatives held | agreement			5
Interest Rate Swap, Q1 2016 Through January 2021, $75 Million Notional Amount
Derivative [Line Items]
Number of interest rate derivatives held | agreement			1
Notional amount | $			$ 75,000,000
Interest rate swaps fixed rate			1.549%
Interest Rate Swap, Q1 2016 Through January 2021, $50 Million Notional Amount
Derivative [Line Items]
Number of interest rate derivatives held | agreement			1
Notional amount | $			$ 50,000,000
Interest rate swaps fixed rate			1.155%
Interest Rate Swap, Q1 2016 Through January 2021, $25 Million Notional Amount
Derivative [Line Items]
Number of interest rate derivatives held | agreement			3
Notional amount | $			$ 25,000,000
Interest rate swaps fixed rate			1.549%
Time-charter Swap
Derivative [Line Items]
Aframax equivalent vessel percent	55.00%
Aframax equivalent vessel | vessel	2
Daily payments received | $	$ 27,776
Brokerage commission	1.25%
Deduction from daily payments made | $	$ 500
Derivative, term of contract	11 months
Term of contract extension, counterparty option	2 months
TIL | Maximum
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant (in shares) | shares					750,000
TIL | Warrant
Derivative [Line Items]
Number of stock purchase warrants (in shares) | shares		1
TIL | Warrant | Maximum
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant (in shares) | shares		750,000			750,000